Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: December 11, 2024

Payment Date	12/16/2024
Collection Period Start	11/1/2024
Collection Period End	11/30/2024
Interest Period Start	11/15/2024
Interest Period End	12/15/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$115,846,091.83	$17,044,246.06	$98,801,845.77	0.211930	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$261,929,091.83	$17,044,246.06	$244,884,845.77

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$265,320,301.82	$248,276,055.76	0.183029
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$265,320,301.82	$248,276,055.76
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$115,846,091.83	0.77000%	30/360	$74,334.58
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$261,929,091.83			$215,408.33

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$265,320,301.82	$248,276,055.76
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$265,320,301.82	$248,276,055.76
Number of Receivables Outstanding	32,523	31,609
Weighted Average Contract Rate	3.87%	3.87%
Weighted Average Remaining Term (months)	25.1	24.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$865,928.70
Principal Collections	$16,945,211.12
Liquidation Proceeds	$86,233.37
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,897,373.19
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,897,373.19

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$221,100.25	$221,100.25	$—	$—	$17,676,272.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,676,272.94
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,676,272.94
Interest - Class A-3 Notes	$74,334.58	$74,334.58	$—	$—	$17,601,938.36
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$17,510,600.36
First Allocation of Principal	$—	$—	$—	$—	$17,510,600.36
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$17,496,017.98
Second Allocation of Principal	$—	$—	$—	$—	$17,496,017.98
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$17,479,854.21
Third Allocation of Principal	$89,036.07	$89,036.07	$—	$—	$17,390,818.14
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,371,828.54
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,807,828.54
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,807,828.54
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$416,618.55
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$416,618.55
Remaining Funds to Certificates	$416,618.55	$416,618.55	$—	$—	$—
Total	$17,897,373.19	$17,897,373.19	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$265,320,301.82	$248,276,055.76
Note Balance	$261,929,091.83	$244,884,845.77
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	12	$99,034.94
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	114	$86,233.37
Monthly Net Losses (Liquidation Proceeds)			$12,801.57
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.01)%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.03%
Current Collection Period			0.06%
Four-Month Average Net Loss Ratio			0.06%
Cumulative Net Losses for All Periods			$2,393,194.80
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.50%	116	$1,247,651.33
60-89 Days Delinquent	0.13%	37	$318,653.26
90-119 Days Delinquent	0.06%	12	$156,458.70
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.69%	165	$1,722,763.29

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$45,061.30
Total Repossessed Inventory		5	$51,740.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		49	$475,111.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.22%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.36	0.14%	31	0.10%